Future Minimum Lease Payments (Detail) - Mar. 31, 2018 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Operating Leased Assets [Line Items]
2019	₨ 10,124.2	$ 155.5
2020	9,363.1	143.8
2021	8,811.8	135.3
2022	7,908.5	121.5
2023	6,883.0	105.7
Thereafter	36,255.7	556.8
Total	₨ 79,346.3	$ 1,218.6